Analysis of revenue and profit from operations by segment - Summary of analysis of revenue and profit from operations by segment (Details) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Apr. 01, 2023 region	Mar. 31, 2023 region
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 13,441	£ 12,869	£ 27,655
Profit from Operations		5,935	3,678	£ 10,523
Number of management regions | region					3	4
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		13,441	12,869
Profit from Operations		5,935	3,678
Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from Operations		85	1,967
Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from Operations		6,020	5,645
Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(240)
Profit from Operations		(170)
Adjusted at CC2
Disclosure Of Operating Segments [Line Items]
Revenue		13,201
Profit from Operations		5,850
U.S. | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		5,910	5,934
Profit from Operations		3,168	2,801
U.S. | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from Operations		137	335
U.S. | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from Operations		3,305	3,136
U.S. | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(294)
Profit from Operations		(175)
U.S. | Adjusted at CC2
Disclosure Of Operating Segments [Line Items]
Revenue		5,616
Profit from Operations		3,130
AME | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,730	4,243
Profit from Operations		1,767	508
AME | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from Operations		(119)	975
AME | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from Operations		1,648	1,483
AME | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(101)
Profit from Operations		(49)
AME | Adjusted at CC2
Disclosure Of Operating Segments [Line Items]
Revenue		4,629
Profit from Operations		1,599
APMEA | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		2,801	2,692
Profit from Operations		1,000	369
APMEA | Adjusting items
Disclosure Of Operating Segments [Line Items]
Profit from Operations		67	657
APMEA | Adjusted
Disclosure Of Operating Segments [Line Items]
Profit from Operations		1,067	£ 1,026
APMEA | Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		155
Profit from Operations		54
APMEA | Adjusted at CC2
Disclosure Of Operating Segments [Line Items]
Revenue		2,956
Profit from Operations		£ 1,121

[1]	Revenue is net of duty, excise and other taxes of £18,721 million and £18,190 million for the six months ended 30 June 2023 and 30 June 2022, respectively, and £38,527 million for the year ended 31 December 2022